Asset Acquisition - Schedule of Fair Values of the Assets Acquired (Details)	Dec. 31, 2025 USD ($)	[2]
Assets acquired (1)
Property, plant and equipment	$ 2,600,000	[1]
Intangible assets: mineral rights	30,100,000	[3]
Total assets acquired	32,700,000
Liabilities assumed (1)
GSR royalty liability	2,700,000	[4]
GSR contingent consideration liabilities	17,100,000	[5]
Asset retirement obligations	12,900,000	[6]
Total Liabilities assumed	$ 32,700,000

[1]	Property, plant and equipment includes land, building and processing equipment excluding mobile assets. Property, plant and equipment are measured at fair value at the acquisition date. The fair value was determined by the evaluation and combination of the open market approach, comparative method and the present replacement value approach. The fair value was then adjusted based on relative fair value as compared to the other assets acquired.
[2]	The liabilities assumed and assets acquired include a mandatory 10% non- controlling interest to be held by the Government of Ghana based on Ghanaian laws.
[3]	Mineral rights are measured at fair value at the acquisition date and determined by the net present value of expected future cashflows. Key assumptions in the income valuation method include long-term gold prices (average gold price of $2,006/oz), level of gold production over the life of mine (3,885.4 koz), tonnes of ore processed (76.7 Mt), operating and capital expenditures and a 17.0% discount rate. The fair value was then adjusted based on relative fair value to match the consideration paid being the liabilities assumed.
[4]	The liability is recorded at fair value at the closing date determined by the net present value of estimated future obligations using the same expected future cash flows associated with mineral rights using an appropriate credit adjusted discount rate of 10%.
[5]	The fair value of the liability was determined using the Black Scholes Merton Model at the closing date. Key assumptions in this model included remaining life (3.6 — 6.0 years); risk free rate (4.3%-4.4%); and cost of debt (17.6% – 18.3%).
[6]	Asset retirement obligation represents the fair value at the closing date associated with the estimate of cost to return the mines to their original condition upon disposal. The estimate was determined using the present value technique based on forecasted remediation costs at end of life of mine (incorporating an appropriate inflation rate), and development and application of an appropriate credit adjusted discount rate, 12.5%.